Other Current Assets, Net	6 Months Ended
Jun. 30, 2023
Other Current Assets, Net [Abstract]
OTHER CURRENT ASSETS, NET

7. OTHER CURRENT ASSETS, NET

Other current assets consist of the following:

	December 31,
	2022	June 30, 2023
	RMB	RMB	US$
Deposits	—	154	21
Receivable from private placement investors	—	260	36
Loan to third-parties	422	444	61
Total	422	858	118
Allowance for credit losses	(422)	(444)	(61)
Other current assets, net	—	414	57